Related Party Transactions - Schedule Of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Revenue from Related Parties	¥ 929,524	$ 145,863	¥ 777,369	¥ 688,307
Related Party Transaction, Amounts of Transaction	91,843	14,412	63,878	41,734
Public cloud services [Member] | Kingsoft Group [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	156,158	24,505	119,011	109,177
Public cloud services [Member] | Cheetah Group [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties			3,111	8,579
Public cloud services [Member] | Xiaomi Group [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	749,597	117,628	655,165	570,431
Other Services [Member] | Kingsoft Group [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	74	12
Other Services [Member] | Xiaomi Group [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties			82	120
Purchase of services [Member] | Xiaomi Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,349	212	2,177	2,707
Interest expense on loan [Member] | Kingsoft Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	4,088	641		4,925
Interest expense on loan [Member] | Xiaomi Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	16,633	2,610
Rental of office space and administrative services [Member] | Kingsoft Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	13,321	2,090	13,801	24,524
Rental of office space and administrative services [Member] | Xiaomi Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	56,452	8,859	¥ 47,900	¥ 9,578
Enterprise cloud services [Member] | Kingsoft Group [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	838	131
Enterprise cloud services [Member] | Xiaomi Group [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	¥ 22,857	$ 3,587